Condensed combined consolidated Balance Sheets $ in Thousands	Dec. 31, 2014 USD ($)
Current assets:
Cash and cash equivalents	$ 230,192
Accounts receivable-affiliate	31,563
Accounts receivable - third party	5,574
Prepaid expenses	518
Total current assets	267,847
Property and equipment:
Gathering and compressions systems	1,180,707
Water handling systems	421,012
Less accumulated depreciation	(70,124)
Property and equipment, net	1,531,595
Other assets, net	17,168
Total assets	1,816,610
Current liabilities:
Accounts payable	13,021
Accounts payable-affiliate	1,380
Accrued capital expenditures	49,974
Accrued ad valorem tax	5,862
Accrued liabilities	9,254
Other current liabilities	357
Total current liabilities	79,848
Long-term liabilities:
Long-term debt	115,000
Other	859
Total liabilities	195,707
Partners' capital:
General partner	278,444
Total partners' capital	1,620,903
Total partners' capital	1,620,903
Total liabilities and partners' capital	1,816,610
Common Unitholders Public
Partners' capital:
Common unitholders - (46,000,000 units issued and outstanding, Antero 29,940,957 units issued and outstanding)	1,090,037
Total partners' capital	1,090,037
Common Unitholder Antero
Partners' capital:
Common unitholders - (46,000,000 units issued and outstanding, Antero 29,940,957 units issued and outstanding)	71,665
Total partners' capital	71,665
Subordinated Unitholder Antero
Partners' capital:
Subordinated unitholder - Antero (75,940,957 units issued and outstanding)	180,757
Total partners' capital	$ 180,757